CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 93,283,283	$ 379,039,116
Restricted cash	174,828,196	58,334,770
Accounts receivable, net of allowances for doubtful accounts of $1,090,274 and $1,821,755 as of December 31, 2011 and 2012, respectively	216,834,635	129,635,595
Inventories	254,879,734	154,181,613
Advances to suppliers-current	23,614,491	16,163,910
Amounts due from related parties	10,804,490	6,207,044
Value added tax recoverable	34,961,895	41,858,020
Income tax recoverable	2,752,861	7,956,391
Prepaid expenses and other current assets	32,798,941	18,717,656
Project assets	25,802,499
Deferred convertible notes issuance costs-current	784,456	784,456
Assets held-for-sale		6,452,946
Derivative assets	660,463	880,917
Deferred tax assets-current, net	1,773,471	12,709,364
Total current assets	873,779,415	832,921,798
Property, plant and equipment, net	1,102,562,325	980,164,615
Prepaid land use right, net	49,936,839	48,563,527
Deferred tax assets-non current, net	13,529,981	25,156,789
Deferred convertible notes issuance costs-non-current	1,725,755	2,510,211
Advances for purchases of property, plant and equipment	8,317,188	25,866,532
Advances to suppliers-non-current	5,928,000	17,643,874
Other long-lived assets	2,545,508	10,501,710
Goodwill		5,646,522
Total assets	2,058,325,011	1,948,975,578
Current liabilities:
Short-term borrowings	733,618,423	570,893,649
Accounts payable	483,024,820	235,813,928
Advances from customers-current	40,384,298	58,237,920
Amounts due to related parties	18,825,549	4,913,077
Other current liabilities	162,736,783	114,968,837
Income tax payable	2,552,000	4,111,306
Deferred tax liabilities	112,391	220,229
Derivative liabilities	975,053	218,106
Total current liabilities	1,442,229,317	989,377,052
Convertible notes payable-non-current	111,616,000	111,616,000
Long-term borrowings	56,580,128	144,668,887
Advances from customers-non-current	32,271,101	48,051,056
Warranty	10,316,650	12,835,583
Deferred subsidies and other	29,894,222	29,141,058
Other long-term liabilities	11,014,108	12,144,486
Total liabilities	1,693,921,526	1,347,834,122
Commitments and contingencies (see Note 17)
Shareholders' equity
Common shares (no par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31, 2011; 173,346,064 shares issued and 172,773,664 shares outstanding at December 31, 2012)	421,460,573	422,313,848
Additional paid-in capital	5,250,487	4,110,849
Treasury stock		(1,943,822)
Retained earnings (Accumulated loss)	(137,656,215)	104,859,324
Accumulated other comprehensive income	74,836,221	71,645,808
Total equity attributable to ReneSola Ltd	363,891,066	600,986,007
Noncontrolling interest	512,419	155,449
Total equity	364,403,485	601,141,456
Total liabilities and equity	$ 2,058,325,011	$ 1,948,975,578